CAPITAL STRUCTURE FINANCIAL POLICIES	12 Months Ended
Dec. 31, 2021
CAPITAL STRUCTURE FINANCIAL POLICIES
CAPITAL STRUCTURE FINANCIAL POLICIES

28. CAPITAL STRUCTURE FINANCIAL POLICIES

The company’s primary capital management strategy is to maintain a conservative balance sheet, which supports a solid investment grade credit rating profile. This objective affords the company the financial flexibility and access to the capital it requires to execute on its growth objectives.

The company’s capital is primarily monitored by reviewing the ratios of net debt to adjusted funds from operations(2) and total debt to total debt plus shareholders’ equity.

Net debt to adjusted funds from operations(2) is calculated as short-term debt plus total long-term debt less cash and cash equivalents, divided by adjusted funds from operations for the year then ended.

Total debt to total debt plus shareholders’ equity is calculated as short-term debt plus total long-term debt divided by short-term debt plus total long-term debt plus shareholders’ equity. This financial covenant under the company’s various banking and debt agreements shall not be greater than 65%.

The company’s financial covenant is reviewed regularly and controls are in place to maintain compliance with the covenant. The company complied with financial covenants for the years ended December 31, 2021 and 2020. The company’s financial measures, as set out in the following schedule, were unchanged from 2020. The company believes that achieving its capital target helps to provide the company access to capital at a reasonable cost by maintaining solid investment grade credit ratings. Total debt to total debt plus shareholders’ equity was 33.4% at December 31, 2021 and decreased due to lower debt levels and higher shareholders’ equity as a result of increased net earnings. The company operates in a fluctuating business environment and ratios may periodically fall outside of management’s targets. The company addresses these fluctuations by capital expenditure reductions and sales of non-core assets to ensure net debt achieves management’s targets.

	Capital
	Measure	December 31	December 31
($ millions)	Target	2021	2020
Components of ratios
Short-term debt		1 284	3 566
Current portion of long-term debt		231	1 413
Current portion of long-term lease liabilities		310	272
Long-term debt		13 989	13 812
Long-term lease liabilities		2 540	2 636
Total debt(1)		18 354	21 699
Less: Cash and cash equivalents		2 205	1 885
Net debt(1)		16 149	19 814
Shareholders’ equity		36 614	35 757
Total capitalization (total debt plus shareholders’ equity)		54 968	57 456
Adjusted funds from operations(2)		10 257	3 876
Net debt to adjusted funds from operations	<3.0 times	1.6	5.1
Total debt to total debt plus shareholders’ equity	20% - 35%	33.4%	37.8%
(1)	Total debt and net debt are non-GAAP financial measures.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.